Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per Share
Schedule Of Earnings Per Share, Basic And Diluted

	2015
	Income	Weighted Average Shares Outstanding	Earnings Per Share
Basic:
Net income attributable to controlling interests and available to common stockholders	$67,080
Less: Undistributed earnings allocated to unvested restricted shares	(94)
Net income available to common stockholders	$66,986	44,796,701	$1.50

Diluted:
Effect of dilutive securities:
Add: Undistributed earnings allocated to restricted shares	$94
Stock options added to the denominator under the treasury stock method		63,657
RSUs added to the denominator under the treasury stock method		508,329
Less: Undistributed earnings reallocated to restricted shares	(93)
Net income available to common stockholders and assumed conversions	$66,987	45,368,687	$1.48

	2014			2013
	Income	Weighted Average Shares Outstanding	Earnings Per Share	Income	Weighted Average Shares Outstanding	Earnings Per Share
Basic:
Net income attributable to controlling interests and available to common stockholders	$37,140			$23,816
Less: Undistributed earnings allocated to unvested restricted shares	(126)			(672)
Net income available to common stockholders	$37,014	44,338,408	$0.83	$23,144	44,371,313	$0.52

Diluted:
Effect of dilutive securities:
Add: Undistributed earnings allocated to restricted shares	$126			$672
Stock options added to the denominator under the treasury stock method		117,777			206,322
RSUs added to the denominator under the treasury stock method		411,119
Less: Undistributed earnings reallocated to restricted shares	(125)			(669)
Net income available to common stockholders and assumed conversions	$37,015	44,867,304	$0.82	$23,147	44,577,635	$0.52